Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions	1 Months Ended
	May 30, 2025 USD ($)	May 30, 2022 USD ($)	Jun. 30, 2025 ZAR (R)	May 30, 2022 ZAR (R)
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 2,500
Term of facility		Five years
R2.5 Billion Facility - Sustainability Linked | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.40%		2.40%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 400
Term of facility		Five years
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 1,500
Term of facility		Six years, six months
R1.5 billion facility - Green Term Loan | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.65%		2.65%
US1.25 billion facility - Bridge Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,250
Term of facility	One year
Loan origination fees related to the bridge facility capitalized | R			R 197
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 100
Term loan | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.85%		2.85%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Due between 0 to six months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.00%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Next six months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.80%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Last six months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	4.00%
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 300
Revolving credit facility | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.70%		2.70%